Derivative Financial Instruments - Convertible Notes (Details Textual) (USD $)	12 Months Ended		0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 15, 2013	May 31, 2013	May 22, 2013	Jun. 30, 2013	Aug. 12, 2013
Derivative [Line Items]
Fair value of warrants issued	$ 12,382,216	$ (7,209)
Notes Payable, fair value disclosure				820,202		1,586,109
Fair value of convertible notes payable, change in derivative fair value		765,907
Unsecured Debt [Member]
Derivative [Line Items]
Additional warrants issued to purchase shares (shares)				3,187,500
Warrants issued to purchase shares under the notes payable agreement, exercise price (per share)				$ 0.25
Share issued (shares)				1,687,500
Debt Instrument, Convertible, Carrying Amount of Equity Component				755,227			523,016
Fair value of warrants issued			1,082,642
Warrants issued to purchase shares under the notes payable (shares)			2,092,064		1,000,000
Short-term Debt					750,000		520,000
Additional Paid-in Capital [Member]
Derivative [Line Items]
Additional warrants issued to purchase shares (shares)				1,526,202
Share issued (shares)				770,975
Fair value of warrants issued	12,382,216
Additional Paid-in Capital [Member] | Unsecured Debt [Member]
Derivative [Line Items]
Fair value of warrants issued			$ 559,626